BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of bank borrowings
	At December 31,
	2011	2012
Short-term	$479,058,697	$596,556,547
Long-term, current portion	91,834,952	137,061,876
Subtotal	570,893,649	733,618,423
Long-term	144,668,887	56,580,128
	$715,562,536	$790,198,551

Schedule of future principal repayment on the long-term bank loans
2013	$137,061,876
2014	13,643,435
2015	10,433,215
2016 and after	32,503,478
$193,642,004